Purchases and other expenses - Restructuring and integration costs - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Restructuring and integration provision	€ 185	€ 117	€ 216	€ 389
o/w non-current provision	61	53	96
o/w current provision	€ 124	€ 64	€ 120